Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($)	Total	Common stock	Additional Paid in Capital	Accumulated Deficit
Balance at beginning at Mar. 31, 2015	$ 2,403,311	$ 29,423	$ 12,473,115	$ (10,099,227)
Balance at beginning (in shares) at Mar. 31, 2015		29,423,325
Shares issued for cash	612,500	$ 254	612,246
Shares issued for cash, Shares		254,167
Shares issued for services and advisory board	856,500	$ 601	855,899
Shares issued for services and advisory board, Shares		600,667
Shares issued for warrants	5,813	$ 388	5,425
Shares issued for warrants, Shares		387,500
Debt discount	99,544		99,544
Net loss	(3,746,944)			(3,746,944)
Balance at ending at Mar. 31, 2016	230,724	$ 30,666	14,046,229	(13,846,171)
Balance at ending (in shares) at Mar. 31, 2016		30,665,659
Shares issued for cash	1,375,000	$ 183	1,374,817
Shares issued for cash, Shares		183,333
Fair value of shares issued for services to consultants	2,279,589	$ 526	2,279,063
Fair value of shares issued for services to consultants, Shares		526,240
Shares issued upon exercise of warrants	48,123	$ 3,222	44,901
Shares issued upon exercise of warrants, Shares		3,221,787
Share issued upon debt conversion	205,918	$ 69	205,849
Share issued upon debt conversion, Shares		68,639
Fair value of warrants and beneficial conversion features as valuation discount	1,315,812		1,315,812
Fair value of warrants and beneficial conversion features on debt conversion	3,248,948		3,248,948
Fair value of warrants issued for note extension and inducement to convert	2,002,977		2,002,977
Fair value of beneficial conversion feature	136,936		136,936
Net loss	(14,249,719)			(14,249,719)
Balance at ending at Mar. 31, 2017	(3,405,692)	$ 34,666	24,655,532	(28,095,890)
Balance at ending (in shares) at Mar. 31, 2017		34,665,780
Fair value of shares issued for services to consultants	666,001	$ 133	665,868
Fair value of shares issued for services to consultants, Shares		132,930
Fair value of shares issued for services to employees	254,617	$ 233	254,384
Fair value of shares issued for services to employees, Shares		233,334
Shares issued upon exercise of warrants	10,226	$ 341	9,885
Shares issued upon exercise of warrants, Shares		340,836
Shares issued for Wantickets acquisition	3,340,000	$ 667	3,339,333
Shares issued for Wantickets acquisition, Shares		666,667
Fair value of warrants and beneficial conversion features as valuation discount	1,583,152		1,583,152
Fair value of options issued to employees	753,860		753,860
Net loss	(7,117,186)			(7,117,186)
Balance at ending at Sep. 30, 2017	$ (3,915,022)	$ 36,040	$ 31,262,014	$ (35,213,076)
Balance at ending (in shares) at Sep. 30, 2017		36,039,547